Fair Value Measurements - Summary of Changes in Common Stock Warrant Liability and Contingent Consideration Liability (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contingent Consideration
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value, beginning balance	$ 5,238	$ 4,867	$ 4,867	$ 4,826	$ 5,607
Change in fair value	93	62	371	41	(781)
Fair value, ending balance	5,331	4,929	5,238	4,867	4,826
Common Stock Warrant Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value, beginning balance	11,380	5,500	5,500	5,080	1,380
Change in fair value	1,000		5,880	420	3,700
Fair value, ending balance	$ 12,380	$ 5,500	$ 11,380	$ 5,500	$ 5,080